Related parties (Detail 1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]	SFr 25	SFr 25	SFr 23
Incentive awards - cash	[2]	15	11	10
Annual incentive award under DCCP		22	22	21
Employer's contributions to retirement benefit plans		3	3	2
Benefits in kind, fringe benefits (at market value)		2	2	2
Equity-based compensation	[3]	40	41	42
Total		SFr 106	SFr 104	SFr 99
Vesting period of shares granted to key management personnel		5 years	5 years	5 years
UBS AG
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]	SFr 23	SFr 24	SFr 21
Incentive awards - cash	[2]	13	10	9
Annual incentive award under DCCP		20	20	20
Employer's contributions to retirement benefit plans		2	2	1
Benefits in kind, fringe benefits (at market value)		2	2	2
Equity-based compensation	[3]	36	38	39
Total		SFr 98	SFr 97	SFr 92
Vesting period of shares granted to key management personnel		5 years	5 years	5 years

[1]	Includes role-based allowances that have been made in line with market practice in response to the EU Capital Requirements Directive of 2013 (CRD IV).
[2]	Includes immediate and deferred cash.
[3]
Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period, generally for 5 years. Refer to Note 27 for more information. In 2017, 2016 and 2015, equity-based compensation was entirely comprised of EOP awards.